IMPACT MANAGEMENT INVESTMENT TRUST

                          IMPACT TOTAL RETURN PORTFOLIO

                                 CLASS A SHARES
                                 CLASS F SHARES
                                 CLASS R SHARES

      SUPPLEMENT DATED OCTOBER 24, 2002 TO THE PROSPECTUS DATED JANUARY 28,
                2002, AS AMENDED ON MAY 3, 2002 AND MAY 31, 2002

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     Equity Assets Management, Inc. ("EAM"), the IMPACT Total Return Portfolio's
(the "Portfolio") investment adviser and Schneider Capital Management, Inc. ("Schneider"), the Portfolio's sub-adviser, have terminated their agreement pursuant to which EAM intended to sell its business relating to the management of the Portfolio's assets to Schneider. EAM continues to be unable to achieve profitability in connection with its management of the Portfolio and has been unable to attract any additional proposals for the sale of the investment management business related to the Portfolio.

     The Portfolio's Board of Trustees has determined that the Portfolio is not presently economically viable and does not have prospects to become economically viable in the future. Accordingly, the Board has requested that EAM develop a plan for the orderly liquidation of the Portfolio. In addition, the Board has determined to cease offering shares of the Portfolio for sale.

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                       IMPACT MANAGEMENT INVESTMENT TRUST

                          IMPACT TOTAL RETURN PORTFOLIO

                               INSTITUTIONAL CLASS

      SUPPLEMENT DATED OCTOBER 24, 2002 TO THE PROSPECTUS DATED JANUARY 28,
        2002, AS AMENDED ON MAY 3, 2002, MAY 31, 2002 AND AUGUST 7, 2002

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     Equity Assets Management, Inc. ("EAM"), the IMPACT Total Return Portfolio's
(the "Portfolio") investment adviser and Schneider Capital Management, Inc. ("Schneider"), the Portfolio's sub-adviser, have terminated their agreement pursuant to which EAM intended to sell its business relating to the management of the Portfolio's assets to Schneider. EAM continues to be unable to achieve profitability in connection with its management of the Portfolio and has been unable to attract any additional proposals for the sale of the investment management business related to the Portfolio.

     The Portfolio's Board of Trustees has determined that the Portfolio is not presently economically viable and does not have prospects to become economically viable in the future. Accordingly, the Board has requested that EAM develop a plan for the orderly liquidation of the Portfolio. In addition, the Board has determined to cease offering shares of the Portfolio for sale.

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                       IMPACT MANAGEMENT INVESTMENT TRUST

                                 IMPACT 25 FUND

                                 CLASS A SHARES
                                 CLASS F SHARES
                           INSTITUTIONAL CLASS SHARES

    SUPPLEMENT DATED OCTOBER 24, 2002 TO THE PROSPECTUSES DATED APRIL 1, 2002

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     Equity  Assets  Management,  Inc.  ("EAM"),  the IMPACT 25 Fund's  (the "25
Fund") investment adviser and Schneider Capital Management, Inc. ("Schneider"), the sub-adviser to the IMPACT Total Return Portfolio (the "TR Portfolio"), a separate series of the IMPACT Management Investment Trust, have terminated their agreement for the sale of EAM's business relating to the management of the TR Portfolio's assets. EAM continues to be unable to achieve profitability in connection with its management of the TR Portfolio and has been unable to attract any additional proposals for the sale of the investment management business related to the TR Portfolio or the 25 Fund.

     EAM has been unsuccessful in formulating a plan acceptable to the 25 Fund's Board of Trustees regarding the ongoing management and provision of investment advice to the 25 Fund and the 25 Fund's Board of Trustees has determined that the 25 Fund is not presently economically viable and does not have prospects to become economically viable in the future. Accordingly, the Board has requested that EAM develop a plan for the orderly liquidation of the 25 Fund. In addition, the Board has determined to cease offering shares of the 25 Fund for sale.